First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments
March 31, 2021 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 0.2%
100,000	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (a)	$100,000
	(Cost $100,000)

Total Investments – 0.2%	100,000
(Cost $100,000) (b)

Net Other Assets and Liabilities – 99.8%	49,253,487
Net Assets – 100.0%	$49,353,487
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2021:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Australian Dollar Currency Futures	27	$2,052,405	Jun–21	$(17,696)
Brent Crude Oil Futures	5	313,700	Apr–21	(12,643)
Brent Crude Oil Futures	13	810,030	May–21	(22,627)
British Pound Currency Futures	4	344,525	Jun–21	(3,241)
Canadian Dollar Currency Futures	28	2,227,960	Jun–21	8,444
Canola Futures	26	296,972	Jul–21	(1,628)
Copper Futures	23	2,297,413	May–21	(55,971)
Corn Futures	33	931,012	May–21	39,277
Corn Futures	12	328,500	Jul–21	15,381
Cotton No. 2 Futures	5	202,200	May–21	5,448
DAX MINI Index Futures	3	264,368	Jun–21	7,837
E-mini Dow Futures	4	657,960	Jun–21	10,540
Euro FX Currency Futures	2	293,550	Jun–21	(1,800)
FTSE MIB Index Futures	3	429,102	Jun–21	5,699
Gasoline RBOB Futures	4	329,229	Apr–21	28,109
Gasoline RBOB Futures	18	1,476,922	May–21	42,170
Gasoline RBOB Futures	9	732,375	Jun–21	(7,841)
Gold 100 Oz. Futures	13	2,230,280	Jun–21	(27,437)
ICE ECX Futures	16	798,374	Dec–21	89,324
Lean Hogs Futures	9	379,080	Jun–21	6,726
LME Nickel Futures	8	770,928	Jun–21	(6,675)
Low Sulphur Gasoil “G” Futures	9	458,775	Jun–21	(36,263)
Mexican Peso Currency Futures	11	266,970	Jun–21	138
MSCI EAFE Index Futures	17	1,863,200	Jun–21	(8,145)
New Zealand Dollar Currency Futures	26	1,815,580	Jun–21	(17,483)
NIKKEI 225 (OSE) Futures	2	527,071	Jun–21	361
OMX 30® Futures	17	425,757	Apr–21	8,920
Palladium Futures	2	523,980	Jun–21	47,880
Platinum Futures	14	834,050	Jul–21	7,301
Russell 2000 E-mini Futures	6	666,750	Jun–21	(30,793)
S&P 500 E-mini Futures	1	198,375	Jun–21	1,279
S&P MidCap 400 E-Mini Futures	6	1,563,180	Jun–21	33,130
S&P TSX 60 IX Futures	7	1,237,798	Jun–21	6,239
Silver Futures	5	613,300	May–21	(59,310)
Soybean Futures	33	2,370,637	May–21	78,531
Soybean Meal Futures	43	1,819,760	May–21	5,377
Soybean Oil Futures	53	1,682,856	May–21	146,558
Soybean Oil Futures	18	548,208	Jul–21	16,518
Sugar #11 (World) Futures	15	248,136	Apr–21	(19,617)
Sugar #11 (World) Futures	6	99,254	Jun–21	(78)
TOPIX Futures	4	705,893	Jun–21	10,115

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
Futures Contracts Long: (Continued)	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Note Futures	5	$654,687	Jun–21	$(4,991)
U.S. 2-Year Treasury Note Futures	7	1,545,086	Jun–21	(586)
U.S. 5-Year Treasury Note Futures	4	493,594	Jun–21	(3,018)
WTI Crude Futures	8	473,440	May–21	11,490
		$39,803,222		$294,949
Futures Contracts Short:
Amsterdam Index Futures	1	$(162,569)	Jun–21	$(4,747)
Brazilian Real Currency Futures	48	(849,120)	Apr–21	(9,840)
CAC 40® 10 Euro Index Futures	3	(209,978)	Jun–21	(585)
Cattle Feeder Futures	6	(448,200)	May–21	(3,150)
Cocoa Futures	7	(164,360)	May–21	14,109
Coffee “C” Futures	23	(1,065,188)	May–21	30,713
Euro STOXX 50® Futures	12	(544,039)	Jun–21	(9,273)
Euro-BOBL Futures	10	(1,584,083)	Jun–21	(1,241)
Euro-Bund Futures	3	(602,580)	Jun–21	1,399
Euro-Schatz Futures	39	(5,126,927)	Jun–21	(2,996)
FTSE 100 Index Futures	14	(1,289,170)	Jun–21	3,378
Japan 10-Year Bond Futures	3	(4,095,552)	Jun–21	(813)
Japanese Yen Currency Futures	6	(677,663)	Jun–21	9,959
Kansas City Hard Red Winter Wheat Futures	47	(1,353,013)	May–21	29,375
Live Cattle Futures	38	(1,868,080)	Jun–21	(41,359)
Long Gilt Futures	6	(1,055,374)	Jun–21	9,002
Natural Gas Futures	26	(678,080)	Apr–21	58,969
Natural Gas Futures	40	(1,066,800)	May–21	89,069
Natural Gas Futures	32	(874,240)	Jun–21	(32,384)
Natural Gas Futures	23	(633,190)	Jul–21	(21,459)
Swiss Franc Currency Futures	2	(264,875)	Jun–21	4,794
U.S. Treasury Bond Futures	9	(1,391,344)	Jun–21	38,820
U.S. Treasury Ultra Bond Futures	4	(724,875)	Jun–21	25,553
Wheat Futures	34	(1,050,600)	May–21	32,775
		$(27,779,900)		$220,068
	Total	$12,023,322		$515,017

(a)	Rate shown reflects yield as of March 31, 2021.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $980,707 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $465,690. The net unrealized appreciation was $515,017. The unrealized amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Managed Futures Strategy Fund (FMF)
Consolidated Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$ 100,000	$ 100,000	$ —	$ —
Futures Contracts	980,707	980,707	—	—
Total	$ 1,080,707	$ 1,080,707	$—	$—
LIABILITIES TABLE
	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (465,690)	$ (465,690)	$ —	$ —